LEASES - Rental Income Under Prior Guidance (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 7,037
2020	117
2021	0
2022	0
2023	0
Thereafter	0
Total minimum lease payments	$ 7,154